Financial liabilities - Disclosure of changes in derivative instruments (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	€ 4,786	€ 2,579
Issuance		1,683
Increase in fair value	175	1,187
Decrease in fair value	(145)	0
Derivative financial liabilities at end of period	4,816	5,449
Kreos/Claret BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	1,166	2,579
Issuance		0
Increase in fair value		1,187
Decrease in fair value	(145)
Derivative financial liabilities at end of period	1,021	3,766
Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	3,620	0
Issuance		1,683
Increase in fair value	175	0
Decrease in fair value
Derivative financial liabilities at end of period	€ 3,795	€ 1,683